Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated December 15, 2017
to the Statutory Prospectus dated April 7, 2017, as revised May 2, 2017
(as supplemented June 16, 2017, September 15, 2017 and October 4, 2017)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2017
Prospectus Date	rr_ProspectusDate	Dec. 15, 2017
Principal Funds Inc | Capital Securities Fund [Member]
Prospectus:	rr_ProspectusTable
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities at the time of purchase. Capital securities include Tier 2 subordinated debt securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies), contingent convertible securities (“Cocos”), as well as preferred securities, including preferred stock and junior subordinated debt, issued by U.S. and non-U.S. corporations, financial institutions, and other issuers for purposes of satisfying regulatory capital requirements or obtaining rating agency credit. “Tier 2” capital is a regulatory term in the banking industry for subordinated debt securities that are subordinated to equity and Tier 1 capital in the event of the issuer’s liquidation. Tier 2 capital securities may have deferrable coupons and interest and principal write-down features. Preferred securities may pay fixed rate or adjustable rate dividends and generally have "preference" over common stock in the payment of dividends, but are junior to the issuer's senior debt in a liquidation of the issuer’s assets. Cocos are hybrid debt securities typically issued by banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.

Principal Funds Inc | Preferred Securities Fund [Member]
Prospectus:	rr_ProspectusTable
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities at the time of purchase. Preferred securities include preferred stock and various types of subordinated debt and convertible securities. Preferred securities may pay fixed rate or adjustable rate dividends and generally have “preference” over common stock in the payment of dividends, but are junior to the issuer’s senior debt in a liquidation of the issuer’s assets.
The Fund also invests in contingent convertible securities (“Cocos”), which are hybrid debt securities typically issued by banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question that issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.